Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Property, Plant and Equipment [Text Block]
9.	Property, Plant and Equipment:

Cost or deemed cost
Balance at December 31, 2017, 2016 and 2015		$1,178,999

Accumulated depletion and depreciation
Balance at January 31, 2015		$166,757
Depletion and depreciation expense		112,482
Balance at December 31, 2015		279,239
Depletion and depreciation expense		112,482
Balance at December 31, 2016		391,721
Depletion and depreciation expense		112,482
Balance at December 31, 2017		504,203

Net book value	$
As at December 31, 2015		899,760
As at December 31, 2016		787,278
As at December 31, 2017		$674,795

The Company’s property, plant and equipment is comprised primarily of its overriding royalty interests (“Royalty CGU”) in Australia. These interests are currently the Company’s only revenue generating asset.

At December 31, 2017 and 2016, there were no indicators of impairment identified. As a result no impairment testing was conducted.

At December 31, 2015, management identified impairment indicators in its Royalty CGU as a result of a decline in global commodity prices and significantly reduced access to debt and equity financings in the exploration and production sector. The recoverable amount of the CGU was estimated using fair value less costs of disposal based on comparable market transactions and multiples. It was determined that no impairment was required as the recoverable amount was higher than the carrying amount.